Condensed consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Operating profit before tax	£ 2,694	£ 1,826	[1]
Adjustments for non-cash items	(2,428)	(1,280)
Net cash inflow from trading activities	266	546
Changes in operating assets and liabilities	9,939	9,408
Net cash flows from operating activities before tax	10,205	9,954
Income taxes paid	(192)	(156)
Net cash flows from operating activities	10,013	9,798
Cash flows from investing activities
Net cash flows from investing activities	(5,776)	(3,769)
Cash flows from financing activities
Net cash flows from financing activities	(2,689)	(2,307)
Effects of exchange rate changes on cash and cash equivalents	211	38
Net increase in cash and cash equivalents	1,759	3,760
Cash and cash equivalents at beginning of year	108,811	122,605
Cash and cash equivalents at end of year	£ 110,570	£ 126,365

[1]	Restated. Refer to Note 2 for further details.